MERIDIAN GROWTH FUND(SM)
                                                 January 5, 2003
To our shareholders:

The Meridian Growth Fund's net asset value per share at December 31, 2002, was
22.98. This represents a decrease of 17.8% for the calendar year. The Fund's total return and average compound annual rate of return since inception, August 1, 1984, were 854.7% and 13.0%, respectively. The Fund's assets at the close of the quarter were invested 9.1% in cash and cash equivalents and 90.9% in stocks. Total net assets were $317,676,198 and there were 21,625 shareholders.

Stocks declined in 2002 amid fear of war and terrorism, weak profits and corporate scandals. It was the third consecutive yearly decline, the first time this has happened in sixty years. The drop was steep and broad based with the S&P 500 dropping 23 percent, the NASDAQ 32 percent and the Russell 2000 22 percent. From the peak reached in March 2000, the S&P 500 is off 43 percent, the NASDAQ 74 percent and the Russell 2000 38 percent. The technology and biotech sectors again fared poorly while precious metals, energy and financial stocks performed best during the year.

Bonds continued to do well. The yield on the ten-year treasury dropped from 5.17 percent to 3.75 percent during the year, resulting in a total return of 14.62 percent.

GDP grew approximately three percent in 2002 and corporate profits turned positive during the second half of the year. Many companies lowered head count, cut back inventories and reduced obsolete capacity. Budgets for plant and equipment were reduced. We can't predict what will happen with Iraq, North Korea or terrorism but our economic outlook remains unchanged. The economy is structurally sound, the Federal Reserve will continue an accommodative money policy and tax cuts are likely. We expect moderate growth during 2003, with higher corporate profits and moderate increases in interest rates and the rate of inflation. Companies, after a two-year drought, will begin to increase capital spending selectively to increase productivity and remain competitive. This will be positive for the manufacturing sector, including technology.

Most of the speculation and much of the risk, in our opinion, has been removed from the market during the past three years. There are few initial public offerings these days, venture capital and merger activity is down, the number of Wall Street analysts has declined and there have been net withdrawals from mutual funds; all good signs. Our portfolio, on balance, consists of small and medium-sized growth stocks selling at reasonable valuations. Technology, retail, health care and restaurants, as usual, represent our largest areas of concentration. Most of our companies should experience good earnings growth during 2003, especially if the economy shows reasonable growth.

New positions during the fourth quarter included A.G. Edwards, T. Rowe Price Group and The Men's Wearhouse. We sold our shares in Jack in the Box, Cross Country and JDA Software Group.

Symbol Technologies is the leading global provider of bar code reading devices and is among the leaders in mobile (such as handheld) computing devices and wireless network systems for targeted vertical markets. Traditional customers are in the retail and transportation industries, with a growing customer base in manufacturing, among other markets. Customers use Symbol's products to increase productivity in logistics, sales and other areas by facilitating and accelerating the exchange of information. In the past six months, the company has internally promoted a new CEO and added three key officers to its management team, all from Cisco Systems. Symbol's business has stabilized over the last two quarters, evidenced by positive earnings growth and improvements in other financial measures. The company has significant free cash flow, a leverageable business model and addresses a growth market. We believe Symbol is well positioned for the eventual rebound in technology spending.

We welcome those new shareholders who joined the Meridian Growth Fund during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

                                /s/ Richard F. Aster, Jr.
                                Richard F. Aster, Jr.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            -------    ------------
COMMON STOCK - 90.9%
  BANKING & FINANCE - 3.3%
     Bank of Hawaii Corp.*................................  210,400      $6,394,056
     Silicon Valley Bancshares............................  228,000       4,161,000
                                                                       ------------
                                                                         10,555,056
  BROKERAGE & MONEY MANAGEMENT - 2.5%
     Edwards (A.G), Inc.*.................................   95,850       3,159,216
     T. Rowe Price Group, Inc.*...........................  170,400       4,648,512
                                                                       ------------
                                                                          7,807,728
  CELLULAR COMMUNICATIONS - 1.0%
     American Tower Corp. Class A.........................  353,000       1,246,090
     United States Cellular Corp. ........................   75,700       1,894,014
                                                                       ------------
                                                                          3,140,104
  CONSTRUCTION - 1.9%
     Granite Construction, Inc.*..........................  389,300       6,034,150
  CONSUMER SERVICES - 2.6%
     Regis Corp.*.........................................  319,500       8,303,805
  EDUCATION - 1.2%
     De Vry, Inc. ........................................  228,100       3,788,741
  HEALTH SERVICES - 12.3%
     DaVita, Inc. ........................................  323,800       7,988,146
     Health Management Associates, Inc. Class A*..........  440,600       7,886,740
     Lincare Holdings, Inc. ..............................  253,800       8,025,156
     Province Healthcare Co. .............................  762,700       7,421,071
     Renal Care Group, Inc. ..............................  243,200       7,694,848
                                                                       ------------
                                                                         39,015,961

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            -------    ------------
COMMON STOCK (continued)
  INDUSTRIAL PRODUCTS - 4.6%
     Dionex Corp. ........................................  218,100      $6,479,751
     Tektronix, Inc. .....................................  440,500       8,012,695
                                                                       ------------
                                                                         14,492,446
  INDUSTRIAL SERVICES - 10.7%
     Expeditors International of Washington, Inc.*........  195,200       6,373,280
     Paychex, Inc.*.......................................  210,300       5,867,370
     Republic Services, Inc. .............................  436,000       9,147,280
     United Rentals, Inc. ................................  403,050       4,336,818
     United Stationers, Inc. .............................  284,500       8,193,885
                                                                       ------------
                                                                         33,918,633
  INSURANCE - 2.5%
     Mercury General Corp.*...............................  215,800       8,109,764
  RESTAURANTS - 9.3%
     Applebee's International, Inc.*......................  341,350       7,916,248
     P.F. Chang's China Bistro, Inc. .....................  168,500       6,116,550
     Ruby Tuesday, Inc.*..................................  463,200       8,008,728
     Sonic Corp. .........................................  364,000       7,458,360
                                                                       ------------
                                                                         29,499,886
  RETAIL - 15.9%
     Bed, Bath and Beyond, Inc. ..........................  179,300      $6,191,229
     Borders Group, Inc. .................................  245,300       3,949,330
     Claire's Stores, Inc.*...............................  315,700       6,967,499
     Cost Plus, Inc. .....................................  272,600       7,815,442
     Ethan Allen Interiors, Inc.*.........................  237,000       8,145,690
     Kohl's Corp. ........................................   92,000       5,147,400
     Men's Warehouse, Inc. ...............................  364,000       6,242,600
     RadioShack Corp.*....................................  325,000       6,090,500
                                                                       ------------
                                                                         50,549,690

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            -------    ------------
COMMON STOCK (continued)
  TECHNOLOGY - 19.6%
     American Power Conversion Corp. .....................  565,400      $8,565,810
     Autodesk, Inc.*......................................  519,700       7,431,710
     FileNET Corp. .......................................  292,400       3,567,280
     KEMET Corp. .........................................  815,800       7,130,092
     Molex, Inc. Class A*.................................  321,000       6,384,690
     Symbol Technologies, Inc.*...........................  818,500       6,728,070
     Synopsys, Inc. ......................................  166,800       7,697,820
     Vishay Intertechnology, Inc. ........................  613,000       6,853,340
     Zebra Technologies Corp. ............................  141,400       8,102,220
                                                                       ------------
                                                                         62,461,032
  TELECOMMUNICATIONS EQUIPMENT - 3.5%
     Andrew Corp. ........................................  576,600       5,927,448
     Plantronics, Inc. ...................................  338,600       5,123,018
                                                                       ------------
                                                                         11,050,466
  TOTAL COMMON STOCK - 90.9%
     (Identified cost $286,364,419).......................              288,727,462
                                                                       ------------
  U.S. GOVERNMENT OBLIGATIONS - 4.7%
     U.S. Treasury Bill @1.210% due 02/06/03
     (Identified cost $14,957,854).................................      14,983,171
                                                                       ------------
  TOTAL INVESTMENTS
  (Identified Cost $301,322,273) - 95.6%...........................     303,710,633
CASH AND OTHER ASSETS LESS LIABILITIES - 4.4%......................      13,965,565
                                                                       ------------
NET ASSETS - 100%..................................................    $317,676,198
                                                                       ============

      *income producing

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments (Cost $301,322,273)...........................  $303,710,633
  Cash and cash equivalents.................................    16,283,392
  Receivable for:
    Dividends...............................................       102,529
    Interest................................................         2,778
    Capital shares..........................................       763,356
    Securities sold.........................................     1,063,620
  Prepaid expenses..........................................         3,494
                                                              ------------
    TOTAL ASSETS............................................  $321,929,802
                                                              ------------

LIABILITIES
  Payable for:
    Capital shares..........................................       200,662
    Securities purchased....................................     3,758,517
  Accrued expenses:
    Investment advisory fees................................       221,257
    Other payables and accrued expenses.....................        73,168
                                                              ------------
    TOTAL LIABILITIES.......................................     4,253,604
                                                              ------------
NET ASSETS..................................................  $317,676,198
                                                              ============
Capital shares issued and outstanding, par value $.01
  (25,000,000 shares authorized)............................    13,822,444
                                                              ============
Net asset value per share (offering and redemption price)...        $22.98
                                                              ============
Net assets consist of:
  Paid in capital...........................................  $322,687,753
  Accumulated net realized loss.............................    (5,989,974)
  Accumulated net unrealized appreciation on investments....     2,364,064
  Undistributed net investment loss.........................    (1,385,645)
                                                              ------------
                                                              $317,676,198
                                                              ============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends...........................................     $597,444
  Interest............................................      144,337
                                                        -----------
       Total investment income........................                     $741,781
                                                                       ------------
EXPENSES
  Investment advisory fees............................    1,185,322
  Transfer agent fees.................................      103,408
  Reports to shareholders.............................       31,740
  Pricing fees........................................       30,544
  Custodian fees......................................       26,128
  Registration and filing fees........................       24,761
  Professional fees...................................       18,584
  Miscellaneous expenses..............................        4,793
  Directors' fees and expenses........................        2,392
                                                        -----------
       Total expenses.................................                    1,427,672
                                                                       ------------
       Net investment loss............................                     (685,891)
                                                                       ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments....................   (6,685,149)
  Net change in unrealized depreciation on
     investments......................................  (44,024,051)
                                                        -----------
  Net realized and unrealized depreciation on
     investments......................................                  (50,709,200)
                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   ($51,395,091)
                                                                       ============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       Six Months Ended     Year Ended
                                                       December 31, 2002   June 30, 2002
                                                       -----------------   -------------
OPERATIONS
Net investment loss..................................       ($685,891)      ($1,369,673)
Net realized gain (loss) on investments..............      (6,685,149)       11,777,819
Net unrealized depreciation on investments...........     (44,024,051)      (12,385,892)
                                                         ------------      ------------
  Net decrease from operations.......................     (51,395,091)       (1,977,746)
                                                         ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from ordinary income...................        (699,754)                0
Distributions from net realized capital gain.........      (7,469,451)      (17,227,660)
                                                         ------------      ------------
  Total distributions................................      (8,169,205)      (17,227,660)
                                                         ------------      ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares........................     103,309,676       182,159,957
Reinvestment of distributions........................       7,510,696        16,327,450
Less: redemptions....................................     (44,238,791)      (50,740,320)
                                                         ------------      ------------
  Increase resulting from capital share
     transactions....................................      66,581,581       147,747,087
                                                         ------------      ------------
Total increase in net assets.........................       7,017,285       128,541,681
NET ASSETS
Beginning of year....................................     310,658,913       182,117,232
                                                         ------------      ------------
End of year (includes undistributed net investment
  (loss) of $(1,385,645) and $0, respectively).......    $317,676,198      $310,658,913
                                                         ============      ============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              For the six
                             months ended                  For the fiscal year ended June 30,
                             December 31,    ---------------------------------------------------------------
                                 2002          2002       2001       2000       1999       1998       1997
                             -------------   --------   --------   --------   --------   --------   --------
Net Asset
 Value -- Beginning of
 period....................      $28.10        $31.30     $29.45     $26.28     $33.26     $33.20     $32.21
                               --------      --------   --------   --------   --------   --------   --------
Income from Investment
----------------------
 Operations
 ----------
Net Investment Income
 (loss)*...................        0.01         (0.12)      2.26       0.11       0.16       0.27       0.40
Net Gains (Losses) on
 Securities (both realized
 and unrealized)...........       (4.46)        (0.24)      3.89       4.99      (0.50)      4.92       3.71
                               --------      --------   --------   --------   --------   --------   --------
Total From Investment
 Operations................       (4.45)        (0.36)      6.15       5.10      (0.34)      5.19       4.11
                               --------      --------   --------   --------   --------   --------   --------
Less Distributions
------------------
Distributions from net
 investment income.........       (0.06)         0.00      (2.44)     (0.15)     (0.14)     (0.32)     (0.36)
Distributions from net
 realized capital gains....       (0.61)        (2.84)     (1.86)     (1.78)     (6.50)     (4.81)     (2.76)
                               --------      --------   --------   --------   --------   --------   --------
Total Distributions........       (0.67)        (2.84)     (4.30)     (1.93)     (6.64)     (5.13)     (3.12)
                               --------      --------   --------   --------   --------   --------   --------
Net Asset Value -- End of
 Period....................      $22.98        $28.10     $31.30     $29.45     $26.28     $33.26     $33.20
                               ========      ========   ========   ========   ========   ========   ========
Total Return...............     (15.81%)        0.42%     23.34%     21.45%      3.05%     16.92%     13.92%
                               ========      ========   ========   ========   ========   ========   ========
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (in thousands)............    $317,676      $310,659   $182,117   $140,990   $185,683   $296,803   $353,029
Ratio of Expenses to
 Average Net Assets........       0.95%**       1.02%      1.04%      1.09%      1.01%      0.95%      0.96%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets................      (0.46%)**     (0.62%)    (0.26%)     0.31%      0.49%      0.76%      1.23%
Portfolio Turnover Rate....         26%**         26%        43%        28%        51%        38%        37%


                                For the fiscal year ended June 30,
                             ----------------------------------------
                               1996       1995       1994      1993
                             --------   --------   --------   -------
Net Asset
 Value -- Beginning of
 period....................    $27.29     $24.27     $23.87    $18.97
                             --------   --------   --------   -------
Income from Investment
----------------------
 Operations
 ----------
Net Investment Income
 (loss)*...................      0.30       0.27       0.09     (0.01)
Net Gains (Losses) on
 Securities (both realized
 and unrealized)...........      5.47       3.63       0.76      5.51
                             --------   --------   --------   -------
Total From Investment
 Operations................      5.77       3.90       0.85      5.50
                             --------   --------   --------   -------
Less Distributions
------------------
Distributions from net
 investment income.........     (0.31)     (0.18)     (0.02)    (0.04)
Distributions from net
 realized capital gains....     (0.54)     (0.70)     (0.43)    (0.56)
                             --------   --------   --------   -------
Total Distributions........     (0.85)     (0.88)     (0.45)    (0.60)
                             --------   --------   --------   -------
Net Asset Value -- End of
 Period....................    $32.21     $27.29     $24.27    $23.87
                             ========   ========   ========   =======
Total Return...............    21.40%     16.44%      3.48%    29.50%
                             ========   ========   ========   =======
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (in thousands)............  $384,087   $328,153   $199,191   $78,581
Ratio of Expenses to
 Average Net Assets........     0.96%      1.06%      1.22%     1.47%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets................     0.99%      1.18%      0.38%    (0.01%)
Portfolio Turnover Rate....       34%        29%        43%       61%

 * Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.
** Annualized.

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Growth Fund (the "Fund") a series of Meridian Fund, Inc. (the "Company"), began operations on August 1, 1984. The Fund was registered on August 1, 1984, under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The primary investment objective of the Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund, to more closely reflect the investment style. There was no change in how the Fund is managed. In addition to the Meridian Growth Fund, the Company also offers the Meridian Value Fund. The following is a summary of significant accounting policies:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

    b. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required. The aggregate cost of investments for federal income tax purposes is $301,404,495, the aggregate gross unrealized appreciation is $39,087,428, and the aggregate gross unrealized depreciation is ($36,781,290), resulting in net unrealized appreciation of $2,306,138.

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and accretion income are accrued daily.

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to both series of Meridian Fund, Inc. are allocated to each series in proportion to their relative net assets.

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Fund records distributions to its shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

MERIDIAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        Distributions which exceed net investment income and net realized capital gains are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes.

        To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

2. RELATED PARTIES: The Fund has entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Fund by Richard F. Aster, Jr., President, as of December 31, 2002 was 3.2%.

    The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1% of the first $50,000,000 of the Fund's net assets and 0.75% of the Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

3. CAPITAL SHARE TRANSACTIONS: The Fund has authorized 25,000,000 common shares at a par value of $.01 per share. Transactions in capital shares for the six months ended December 31, 2002 and the year ended June 30, 2002, were as follows:

                                                    December 31,     June 30,
                                                        2002           2002
                                                    ------------    ----------
Shares sold                                           4,286,529      6,337,280
Shares issued on reinvestment of distributions          333,958        672,857
                                                     ----------     ----------
                                                      4,620,487      7,010,137
Shares redeemed                                      (1,853,282)    (1,773,803)
                                                     ----------     ----------
Net increase                                          2,767,205      5,236,334
                                                     ==========     ==========

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and officers of the Fund who are directors and/or officers of the Investment Adviser receive no compensation from the Fund. Directors of the Fund who are not interested persons as defined in the Investment Company Act of 1940 receive compensation in the amount of $1,000 per annum and a $1,000 purchase of Meridian Growth Fund or Meridian Value Fund shares, plus expenses for each Board of Directors meeting attended. The aggregate compensation due the unaffiliated Directors of the Fund as of December 31, 2002 was $4,011.

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months ended December 31, 2002, were $92,684,439 and $36,156,571 respectively. The cost of U.S. Government securities purchased were $28,903,254 and $27,400,000 were redeemed at maturity during the six months ended December 31, 2002.

                                               MERIDIAN GROWTH FUND(SM)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

       -----------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Treasurer and Secretary

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
                              www.meridianfund.com

                            Telephone (800) 446-6662

                               DECEMBER 31, 2002